Consolidated Statements of Income (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating revenues (Note 3):
Fixed voice related services	¥ 1,769,416	¥ 1,949,557	¥ 2,180,778
Mobile voice related services	1,701,070	1,870,064	2,021,579
IP / packet communications services	3,779,284	3,602,541	3,341,112
Sale of telecommunication equipment	844,883	580,900	565,874
System integration	1,824,617	1,776,941	1,382,195
Other	781,470	727,359	813,465
Operating revenues, Total	10,700,740	10,507,362	10,305,003
Operating expenses (Notes 3, 15 and 17):
Cost of services (excluding items shown separately below)	2,461,393	2,379,388	2,458,029
Cost of equipment sold (Note 2) (excluding items shown separately below)	864,251	787,681	760,832
Cost of system integration (excluding items shown separately below)	1,244,538	1,209,870	915,018
Depreciation and amortization (Note 8)	1,899,245	1,910,698	1,962,534
Impairment losses	5,416	9,555	1,094
Selling, general and administrative expenses (Notes 17 and 23)	2,992,588	2,981,734	2,989,814
Goodwill and other intangible asset impairments (Note 8)	31,341	5,470	2,773
Operating expenses, Total	9,498,772	9,284,396	9,090,094
Operating income	1,201,968	1,222,966	1,214,909
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(54,339)	(56,326)	(55,267)
Interest income	17,638	19,298	21,600
Other, net (Notes 19 and 20)	35,832	53,392	(5,445)
Nonoperating income (expense), Total	(869)	16,364	(39,112)
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	1,239,330	1,175,797
Income tax expense (benefit) (Note 11):
Current	461,496	451,222	448,813
Deferred	19,733	136,571	26,779
Income tax expense (benefit), Total	481,229	587,793	475,592
Income before equity in earnings (losses) of affiliated companies	719,870	651,537	700,205
Equity in earnings (losses) of affiliated companies (Notes 6 and 15)	(10,131)	(2,986)	1,670
Net income	709,739	648,551	701,875
Less-Net income attributable to noncontrolling interests	185,668	180,850	192,246
Net income attributable to NTT	¥ 524,071	¥ 467,701	¥ 509,629
Per share of common stock:
Weighted average number of shares outstanding (shares)	1,211,880,769	1,275,519,400	1,323,173,389
Net income attributable to NTT (yen)	¥ 432.44	¥ 366.67	¥ 385.16
Cash dividends to be paid to shareholders of record date (yen)	¥ 160.00	¥ 140.00	¥ 120.00